Other payables and accrued liabilities (Detail Textuals) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Other Payables And Accrued Liabilities [Line Items]
Salary payable	$ 509,804	[1]	$ 230,109	[1]
Chief Executive Officer
Other Payables And Accrued Liabilities [Line Items]
Salary payable	$ 280,000

[1]	$280,000 salary payable in the accrued liabilities was payable to the Company's CEO.